PARENT COMPANY, OTHER SHAREHOLDERS, ASSOCIATES AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Schedule of Outstanding Balances Between the Group and the Related Party Transactions and Balances
The balances between the Group and related parties as of December 31, 2025 and 2024 are as follows:

	2025	2024
Related parties:
InterCement Brasil S.A.
Accounts payable	(272,052)	(225,311)
InterCement Trading e Inversiones S.A.
Other receivables	3,047,532	2,845,803
Accounts payable	(1,499,867)	(1,242,242)
Intercement Participações S.A.
Other receivables	3,662,915	3,420,452
Accounts payable	(3,475,598)	(2,985,226)
InterCement Trading e Inversiones Argentina S.L
Other receivables	2,068,286	-

Schedule of Balances of Related Party Transactions	Total Group's balances per item with other related parties as of December 31, 2025 and 2024 are as follows:

	2025	2024
Other receivables	8,778,733	6,266,255
Accounts payable	(5,247,517)	(4,452,779)

Schedule of Transactions Between the Group and Parent Companies, Associates and Related Parties
The transactions between the Group and other related parties during the fiscal years ended December 31, 2025, 2024, and 2023 respectively, are detailed below. These transactions are made on terms equivalent to those that prevail in arm's length transactions:

	2025	2024	2023
Intercement Participações S.A. - services provided	-	165,342	426,321
Intercement Participações S.A. - services received	-	-	(7,836,479)
InterCement Trading e Inversiones Argentina S.A. - distribution of dividends	-	-	(114,897,351)